Summary of Significant Accounting Policies - Additional information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Convertible preferred stock, warrants and options have been excluded from the computation of potentially dilutive securities	165,810,057	15,817,737